Related Party Transactions - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contribution from a shareholder		¥ 27,179	¥ 264,555
Share-based compensation from controlling shareholder ESOP	¥ 5,251	18,163
Additional paid-in capital [member]
Contribution from a shareholder		27,179	¥ 264,555
Share-based compensation from controlling shareholder ESOP	5,251	18,163
Newlink Technology Limited [Member]
Payments made by related party on behalf of entity	65,200	53,900
Newlink Technology Limited [Member] | Additional paid-in capital [member]
Contribution from a shareholder		27,200
Share-based compensation from controlling shareholder ESOP	5,300	18,200
Payroll and nonpayroll labor expenses [Member] | Newlink Technology Limited [Member]
Payments made by related party on behalf of entity	42,600	31,100
Rental Fees [Member] | Newlink Technology Limited [Member]
Payments made by related party on behalf of entity	3,200	4,100
Other Expenses [Member] | Newlink Technology Limited [Member]
Payments made by related party on behalf of entity	¥ 19,400	¥ 18,700